Share-based awards and other equity instruments - Narrative (Details) € in Thousands				12 Months Ended
	May 31, 2025 shares	May 21, 2025 shares	Apr. 14, 2025 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2016 member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of shares exercised | €				€ 0	€ 400	€ 12,400
Granted (in shares)				2,521,075
Forfeited (in shares)				5,215,130
Share-based payment arrangement, plan modification, incremental cost | €					1,700
Reduction to stock-based compensation expense | €						2,600
Proceeds from exercise of option awards | €				€ 0	€ 0	€ 365
Unrecognized share-based compensation expense | €				€ 8,800
Unrecognized share-based compensation expense, period for recognition				1 year 1 month 6 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				5,574,525
Award vesting period (in years)				3 years
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		1,000,000
Forfeited (in shares)	5,213,335
Chief Financial Officer | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			500,000
Award vesting period (in years)			3 years
Chief Financial Officer | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)		3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term (in years)							10 years
Maximum | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				3 years
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)				80,161,948
Number of supervisory board members in plan administration committee | member							2
Share-based payment award, term (in years)							10 years